Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2022
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Other Current Assets

Other current assets consisted of the following:

	December 31, 2022	December 31, 2021
Public funding receivables	190	296
Taxes and other government receivables	270	119
Advances and prepayments	125	118
Loans and deposits	10	8
Interest receivable	22	1
Derivative instruments	56	6
Other current assets	61	33
Total	734	581